SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Balance Sheet (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash			$ 142,034
Accounts receivable			17,529
Prepaid expense	$ 153,626	$ 33,809	8,362
Total current assets	203,578	110,242	385,034
Deposits	55,025	55,025	34,377
Fixed assets, net	558,904	617,267	662,184
Tenant improvements, net	861,048	872,060	577,781
Total assets	1,678,555	1,654,594	1,659,376
Accounts payable and accrued liabilities	1,913,970	1,539,524	775,653
Equipment loan- current portion	48,042	39,601	$ 39,805
Loans from related parties-current portion	(590,413)	(231,938)
Accounts payable to related parties	436,384	413,507	$ 55,532
Total current liabilities	4,341,410	2,966,060	994,610
Equipment loan	95,516	115,396	127,908
Notes payable	250,000	250,000	500,000
Total liabilities	6,143,447	4,873,264	2,539,527
Additional paid-in capital	11,581,666	10,875,648	5,616,294
Accumulated deficit	(16,050,426)	(14,098,130)	(6,498,035)
Total stockholders equity of the Company	$ (4,464,892)	(3,218,670)	(880,151)
Total stockholders equity to the Company		$ (3,218,670)	(880,151)	$ 309,208
As Previously Reported
Cash			157,692
Accounts receivable			34,562
Prepaid expense			9,362
Total current assets			418,725
Deposits			35,258
Fixed assets, net			1,129,151
Tenant improvements, net			523,915
Total assets			2,107,049
Accounts payable and accrued liabilities			910,251
Equipment loan- current portion			45,052
Loans from related parties-current portion			89,000
Total current liabilities			1,167,923
Notes payable to related party			200,000
Notes payable			700,000
Total liabilities			3,112,840
Accumulated deficit			(6,557,152)
Total stockholders equity of the Company			(939,268)
Non-controlling interest			(66,523)
Total stockholders equity to the Company			(1,005,791)
As Restated
Cash			(15,658)
Accounts receivable			(17,033)
Prepaid expense			(1,000)
Total current assets			(33,691)
Deposits			(881)
Fixed assets, net			(466,967)
Tenant improvements, net			53,866
Total assets			(447,673)
Accounts payable and accrued liabilities			(134,598)
Equipment loan- current portion			(5,247)
Loans from related parties-current portion			(89,000)
Total current liabilities			(173,313)
Notes payable to related party			(200,000)
Notes payable			(200,000)
Total liabilities			(573,313)
Accumulated deficit			59,117
Total stockholders equity of the Company			59,117
Non-controlling interest			66,523
Total stockholders equity to the Company			125,640
Error Correction
Cash			142,034
Accounts receivable			17,529
Prepaid expense			8,362
Total current assets			385,034
Deposits			34,377
Fixed assets, net			662,184
Tenant improvements, net			577,781
Total assets			1,659,376
Accounts payable and accrued liabilities			775,653
Equipment loan- current portion			$ 39,805
Loans from related parties-current portion
Total current liabilities			$ 994,610
Notes payable to related party
Notes payable			$ 500,000
Total liabilities			2,539,527
Accumulated deficit			(6,498,035)
Total stockholders equity of the Company			$ (880,151)
Non-controlling interest
Total stockholders equity to the Company			$ (880,151)